Cover	Jan. 13, 2025
Cover [Abstract]
Entity Registrant Name	Abercrombie & Fitch Co.
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12107
Entity Tax Identification Number	31-1469076
Entity Address, Address Line One	6301 Fitch Path
Entity Address, City or Town	New Albany
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43054
City Area Code	(614)
Local Phone Number	283-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value
Trading Symbol	ANF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001018840
Amendment Flag	false